Insurance Contracts - Summary of Credit Risk of Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Credit Risk [Line Items]
Reinsurance contract assets	₩ 1,515,854	$ 1,049,361	₩ 1,497,147
Reinsurance contract liabilities	59,648	$ 41,292	56,266
External credit grades
Credit Risk [Line Items]
Reinsurance contract assets	1,506,136		1,493,495
Reinsurance contract liabilities	₩ 25,554		₩ 21,978
Non-life insurance contracts | KOREAN RE | AA0
Credit Risk [Line Items]
Ratio	33.29%
Non-life insurance contracts | MUNICH RE | AAA
Credit Risk [Line Items]
Ratio	5.16%
Non-life insurance contracts | SWISSREINSURANCE | AA+
Credit Risk [Line Items]
Ratio	3.79%